Label	Element	Value
Carillon ClariVest Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON CLARIVEST CAPITAL APPRECIATION FUND | 3.1. 2 0 2 2
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund” or the “fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Capital Appreciation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 102 of the fund’s Prospectus and on page 53 of the fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 102 of the fund’s Prospectus and on page 53 of the fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 28, 2023. Your costs would be the same whether you sold your shares or continued to hold them at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be underpriced in relation to the company’s long-term growth fundamentals. The strategy of the fund’s portfolio management team is based upon systematic analysis of fundamental and technical factors, significantly aided by a quantitative process. The fund typically invests in the stocks of large- and mid‑capitalization companies, but may invest in the stocks of companies of any size without regard to market capitalization. Although the portfolio management team generally does not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the information technology sector at any given time. The fund may sell securities when they no longer meet the portfolio management team’s investment criteria.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values may increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) may also increase and decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the fund are subject to the following primary risks. The most significant risks of investing in the fund as of the date of this Prospectus are listed first below, followed by the remaining risks in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.
•	Equity securities are subject to market risk. The fund may invest in the following equity securities, which may expose the fund to the following additional risks:
Common stocks. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;
•
Growth stock risk is the risk of a growth company not providing an expected earnings increase or dividend yield. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. If a growth investment style shifts out of favor based on market conditions and investor sentiment, the fund could underperform funds that use a value or other non‑growth approach to investing or have a broader investment style;

•
Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, changes in federal, state or foreign government policies, regional or global economic instability (including terrorism, territorial disputes and geopolitical risks) and interest, inflation and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
Recent market events risk includes risks arising from current and recent circumstances impacting markets. The impact of the COVID-19 pandemic has been rapidly evolving, and it has resulted, and may continue to result, in significant disruptions to business operations, supply chain disruptions, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, quarantines and stay-at-home orders, cancellations, business closures and layoffs, service and event cancellations, reductions and other changes, and changes in consumer demand, as well as general concern and uncertainty about the state of the global economy. Although promising vaccines and boosters have been released, the timeline for these vaccines becoming significantly widespread in many countries to allow the restoration of full economic activity remains uncertain, and the efficacy of these vaccines may be impacted by further pandemic developments.
The Board of Governors of the Federal Reserve System (also known as “the Fed”) has taken numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The effect of these and any future efforts to address the impact of the pandemic may not be known for some time, and it is not known whether and to what extent they will be successful.
Decisions by the Fed regarding interest rate and monetary policy continue to have a significant impact on securities prices as well as the overall strength of the U.S. economy. Recently, the Fed has signaled that it plans to decrease and unwind its interventions. In 2022, the Fed is anticipated to raise interest rates, which have been at or near historic lows, in part to address an increase in the annual inflation rate in the U.S., which may adversely affect the present value of the Fund’s assets and distributions. The impact of any actions that the Fed may take is uncertain and could have an adverse effect on the Fund.
A rise in protectionist trade policies, slowing global economic growth, risks associated with ongoing trade negotiations with China, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and the ratification of a trade agreement between the United Kingdom and the European Union, the possibility of changes to some international trade agreements, and tensions or open conflict between and among nations could affect the economies of many countries, including the United States, in ways that cannot necessarily be foreseen at the present time. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change;
•
Large cap company risk arises because large-cap companies may be less responsive to competitive challenges and opportunities, and may be unable to attain high growth rates, relative to smaller companies;

•
Mid‑cap company risk arises because mid‑cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;

•
Quantitative strategy risk is the risk that the success of the fund’s investment strategy may depend in part on the effectiveness of the subadviser’s quantitative tools for screening securities. These strategies may incorporate factors that may not be predictive of a security’s value. The subadviser’s stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems;

•
Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by similar economic or market conditions. As the fund’s portfolio changes over time, the fund’s exposure to a particular sector may become higher or lower.

Information technology sector risk is the risk that products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies;
•
Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially; and

•
Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. Performance information for the Class RJ RETIREMENT shares of the fund is not provided because the Class RJ RETIREMENT shares had not commenced operations prior to the date of this Prospectus. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month‑end, please visit our website at carillontower.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Class RJ RETIREMENT shares of the fund is not provided because the Class RJ RETIREMENT shares had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	carillontower.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During 10 year period (Class I shares):

	Return	Quarter Ended

Best Quarter	27.28%	June 30, 2020

Worst Quarter	(17.24)%	December 31, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2021): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class I only and after‑tax returns for Class A, Class C, Class Y, Class R‑3, Class R‑5, Class R‑6 and Class RJ RETIREMENT will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After‑tax returns are shown for Class I only and after‑tax returns for Class A, Class C, Class Y, Class R‑3, Class R‑5, Class R‑6 and Class RJ RETIREMENT will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Carillon ClariVest Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Year 1	rr_ExpenseExampleYear01	$ 572
Year 3	rr_ExpenseExampleYear03	801
Year 5	rr_ExpenseExampleYear05	1,047
Year 10	rr_ExpenseExampleYear10	1,753
Year 1	rr_ExpenseExampleNoRedemptionYear01	572
Year 3	rr_ExpenseExampleNoRedemptionYear03	801
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,047
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,753
1-yr	rr_AverageAnnualReturnYear01	24.47%
5-yr	rr_AverageAnnualReturnYear05	20.81%
10-yr	rr_AverageAnnualReturnYear10	17.83%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 1985
Carillon ClariVest Capital Appreciation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Year 1	rr_ExpenseExampleYear01	$ 278
Year 3	rr_ExpenseExampleYear03	574
Year 5	rr_ExpenseExampleYear05	996
Year 10	rr_ExpenseExampleYear10	2,171
Year 1	rr_ExpenseExampleNoRedemptionYear01	278
Year 3	rr_ExpenseExampleNoRedemptionYear03	574
Year 5	rr_ExpenseExampleNoRedemptionYear05	996
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,171
1-yr	rr_AverageAnnualReturnYear01	29.69%
5-yr	rr_AverageAnnualReturnYear05	21.06%
10-yr	rr_AverageAnnualReturnYear10	17.51%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 1995
Carillon ClariVest Capital Appreciation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Year 1	rr_ExpenseExampleYear01	$ 72
Year 3	rr_ExpenseExampleYear03	261
Year 5	rr_ExpenseExampleYear05	466
Year 10	rr_ExpenseExampleYear10	1,057
Year 1	rr_ExpenseExampleNoRedemptionYear01	72
Year 3	rr_ExpenseExampleNoRedemptionYear03	261
Year 5	rr_ExpenseExampleNoRedemptionYear05	466
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,057
2012	rr_AnnualReturn2012	20.19%
2013	rr_AnnualReturn2013	30.95%
2014	rr_AnnualReturn2014	14.58%
2015	rr_AnnualReturn2015	7.93%
2016	rr_AnnualReturn2016	4.59%
2017	rr_AnnualReturn2017	31.84%
2018	rr_AnnualReturn2018	(6.93%)
2019	rr_AnnualReturn2019	31.87%
2020	rr_AnnualReturn2020	29.31%
2021	rr_AnnualReturn2021	31.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.24%)
1-yr	rr_AverageAnnualReturnYear01	31.07%
5-yr	rr_AverageAnnualReturnYear05	22.36%
10-yr	rr_AverageAnnualReturnYear10	18.76%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2006
Carillon ClariVest Capital Appreciation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Year 1	rr_ExpenseExampleYear01	$ 102
Year 3	rr_ExpenseExampleYear03	327
Year 5	rr_ExpenseExampleYear05	570
Year 10	rr_ExpenseExampleYear10	1,267
Year 1	rr_ExpenseExampleNoRedemptionYear01	102
Year 3	rr_ExpenseExampleNoRedemptionYear03	327
Year 5	rr_ExpenseExampleNoRedemptionYear05	570
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,267
1-yr	rr_AverageAnnualReturnYear01	30.66%
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	19.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon ClariVest Capital Appreciation Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Year 1	rr_ExpenseExampleYear01	$ 127
Year 3	rr_ExpenseExampleYear03	433
Year 5	rr_ExpenseExampleYear05	760
Year 10	rr_ExpenseExampleYear10	1,687
Year 1	rr_ExpenseExampleNoRedemptionYear01	127
Year 3	rr_ExpenseExampleNoRedemptionYear03	433
Year 5	rr_ExpenseExampleNoRedemptionYear05	760
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,687
1-yr	rr_AverageAnnualReturnYear01	30.34%
5-yr	rr_AverageAnnualReturnYear05	21.67%
10-yr	rr_AverageAnnualReturnYear10	18.05%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2007
Carillon ClariVest Capital Appreciation Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Year 1	rr_ExpenseExampleYear01	$ 72
Year 3	rr_ExpenseExampleYear03	261
Year 5	rr_ExpenseExampleYear05	466
Year 10	rr_ExpenseExampleYear10	1,057
Year 1	rr_ExpenseExampleNoRedemptionYear01	72
Year 3	rr_ExpenseExampleNoRedemptionYear03	261
Year 5	rr_ExpenseExampleNoRedemptionYear05	466
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,057
1-yr	rr_AverageAnnualReturnYear01	31.06%
5-yr	rr_AverageAnnualReturnYear05	22.36%
10-yr	rr_AverageAnnualReturnYear10	18.75%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Carillon ClariVest Capital Appreciation Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Year 1	rr_ExpenseExampleYear01	$ 61
Year 3	rr_ExpenseExampleYear03	233
Year 5	rr_ExpenseExampleYear05	420
Year 10	rr_ExpenseExampleYear10	960
Year 1	rr_ExpenseExampleNoRedemptionYear01	61
Year 3	rr_ExpenseExampleNoRedemptionYear03	233
Year 5	rr_ExpenseExampleNoRedemptionYear05	420
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 960
1-yr	rr_AverageAnnualReturnYear01	31.18%
5-yr	rr_AverageAnnualReturnYear05	22.50%
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	17.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Carillon ClariVest Capital Appreciation Fund | Class RJ RETIREMENT
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.09%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Year 1	rr_ExpenseExampleYear01	$ 9
Year 3	rr_ExpenseExampleYear03	182
Year 5	rr_ExpenseExampleYear05	370
Year 10	rr_ExpenseExampleYear10	913
Year 1	rr_ExpenseExampleNoRedemptionYear01	9
Year 3	rr_ExpenseExampleNoRedemptionYear03	182
Year 5	rr_ExpenseExampleNoRedemptionYear05	370
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 913
Carillon ClariVest Capital Appreciation Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	29.06%
5-yr	rr_AverageAnnualReturnYear05	20.24%
10-yr	rr_AverageAnnualReturnYear10	16.54%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2006
Carillon ClariVest Capital Appreciation Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	19.70%
5-yr	rr_AverageAnnualReturnYear05	17.77%
10-yr	rr_AverageAnnualReturnYear10	15.15%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2006
Carillon ClariVest Capital Appreciation Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	27.60%
5-yr	rr_AverageAnnualReturnYear05	25.32%
10-yr	rr_AverageAnnualReturnYear10	19.79%
Carillon ClariVest Capital Appreciation Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	24.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon ClariVest Capital Appreciation Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	20.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015

[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
[2]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class’ average daily net assets through February 28, 2023 as follows: Class A – 1.00%, Class C – 1.75%, Class I – 0.70%, Class Y – 1.00%, Class R‑3 – 1.25%, Class R‑5 – 0.70%, and Class R‑6 – 0.60%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. With respect to Class RJ RETIREMENT shares, Carillon has contractually agreed to waive and/or reimburse all investment advisory, administrative, distribution, shareholder servicing or any other fees and expenses otherwise payable to Carillon and its affiliates through at least February 28, 2023. The contractual fee waivers can be changed only with the approval of a majority of the fund’s Board of Trustees. For each class other than the Class RJ RETIREMENT shares, any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to recoupment by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then-current expense cap or the expense cap in effect at the time of the fee recoupment.
[3]	Other expenses are estimated for the current fiscal year.